Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012 RenewalOptions	Oct. 31, 2011	Oct. 31, 2010
Property, Plant and Equipment [Line Items]
Commitments For Capital Expenditures In Progress	$ 48	$ 44	$ 24
Capital Expenditures Incurred but Not yet Paid	29	22	14
Number of renewal options	1
Operating Leases, Rent Expense	63	54	57
Operating Leases, Income Statement, Sublease Revenue	$ 4	$ 4	$ 4
Minimum
Property, Plant and Equipment [Line Items]
Term of leases	1 year
Maximum
Property, Plant and Equipment [Line Items]
Term of leases	20 years